CONSOLIDATED STATEMENS OF CASH FLOWS (USD $)	6 Months Ended		7 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Cash Flows Provided By (Used In) Operating Activities:
Net loss	$ (1,428,729)		$ (710,962)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss on expired option to acquire property			150,000
Issuance of stock for services			40,000
Amortization of debt discount	417,881		794
Amortization of deferred financing cost	15,972
Bad debt expense	26,400	0
Depreciation	6,232
Issuance of stock to pay interest expense	3,669	0
Change in fair value of derivative liability, net	423,764
Changes in operating assets and liabilities
Increase in receivable	(135,869)	0
Increase in inventory	(26,427)	0
Increase in prepaid expenses and other current assets	(4,005)	0	(2,244)
Increase in accounts payable and accrued expenses	11,492	0	43,212
Net cash used in operating activities – continuing operations			(479,200)
Net cash used in operating activities – discontinued operation			(9,871)
Net cash used in operating activities	(689,620)	0	(488,192)
Cash Flows Provided By (Used In) Investing Activities:
Purchase of property and equipment	(11,449)	0	(282,753)
Option to acquire property			(150,000)
Increase in capitalized costs	(20,000)
Net cash used in investing activities	(31,449)	0	(432,753)
Cash Flows Provided By (Used In) Financing Activities:
Purchase and cancellation of shares of common stock			(100,000)
Proceeds from issuance of common stock			985,400
Proceeds from loan payable			530,000
Debt acquisition costs paid			(66,140)
Proceeds from sale of common stock		12,400
Proceeds from sale of warrants	400,000	0
Principal repayment on convertible notes payable	(3,178)	0
Proceeds from issuance of convertible notes payable, net of cash expenses	1,412,400	0
Increase in deferred financing costs	(15,000)	0
Net cash provided by financing activities	1,794,222	12,400
Net Increase In Cash	1,073,153	12,400	427,436
Cash At The Beginning of the Period	427,436
Cash At The End of the Period	1,500,589		427,436
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Cash paid for interest	44,612	0
Income taxes paid
Supplementary disclosure of noncash financing activities
Net liabilities acquired on recapitalization			10,663
Cancellation of shares of common stock			100,000
Net assets transferred on disposal of mapping division			452
Purchase of property with mortgage			170,000
Issuance of common shares for services			40,000
Non-cash financing costs	100,000	0
Convertible notes payable settled in stock	255,000	0
Interest on convertible notes payable settled in stock	$ 3,669	$ 0